Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Summary of components of income before income taxes

Income / (Loss)	12 months ended December 31,
USD’000	2025	2024	2023
Switzerland	(21,152)	(10,907)	(6,524)
Foreign	(13,056)	(7,209)	3,481
Loss before income tax	(34,208)	(18,116)	(3,043)

Summary of components of income taxes relating to the group

Income taxes	12 months ended December 31,
USD’000	2025	2024	2023
Current
Switzerland	—	—	—
Foreign	(162)	3,085	225
Deferred
Switzerland	—	—	—
Foreign	—	—	—
Income tax expense / (income)	(162)	3,085	225

Schedule of reconciliation of income tax recovery / (expense)

12 months ended
December 31,
USD’000	2025
Net loss before income tax	(34,208)
Swiss Federal statutory tax rate	2,908
State and local income taxes (Geneva), net of federal income tax effect	—
Foreign tax effects
France
State income taxes, net of federal income tax effect	(856)
Changes in tax loss carryfowards from acquisition	3,531
Change in loss carryforwards in relation to the debt remission	105
Changes in tax loss carryfowards	4,161
Permanent Difference in relation to stock-based compensation	2
Changes in valuation allowances	(8,005)
Amortization of deferred tax liabilities from acquisition	171
Other	13
Effect of changes in tax laws or rates enacted in the current period	—
Effect of cross-border tax laws	—
Tax credits
Changes in tax loss carryfowards	2,311
State income taxes, net of federal income tax effect	(1,798)
Changes in valuation allowances	(2,513)
Nontaxable or nondeductible items
Permanent Difference in relation to stock-based compensation	15
Changes in unrecognized tax benefits	—
Other	117
Income tax (expense) / recovery	162

	12 months ended December 31,
USD’000	2024	2023
Net loss before income tax	(18,116)	(3,043)
Statutory tax rate	14%	14%
Expected income tax (expense)/recovery	2,536	426
Change in tax loss carryforwards	3,912	869
Change in loss carryforwards in relation to the debt remission	(52)	(514)
Change in valuation allowance	(6,932)	(600)
Foreign tax effects	(1,047)	(75)
Nontaxable or nondeductible items	(1,491)	(22)
Effect of exchange rate changes	—	—
Amortization of PPA	—	—
Other	(11)	(309)
Income tax (expense) / recovery	(3,085)	(225)

Summary of deferred tax assets and liabilities

Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,
USD’000	2025	2024
Foreign	(4,367)	—
Deferred income tax assets / (liabilities)	(4,367)	—

Deferred tax assets and liabilities	As at December 31,	As at December 31,
USD’000	2025	2024
Defined benefit accrual	401	(9)
Tax loss carryforwards	18,388	8,380
Add back loss carryforwards used for the debt remission	881	776
Valuation allowance	(19,670)	(9,147)
Deferred tax liability from acquisition	(4,367)	—
Deferred tax assets / (liabilities)	(4,367)	—

Summary of operating cumulated loss carry-forwards

Operating loss-carryforward as of December 31, 2025
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
USD’000	Switzerland	France	Japan	USA	Total
2026	—	—	—	—	—
2027	—	—	—	—	—
2028	—	—	—	—	—
2029	188	—	—	—	188
2030	7,189	—	—	—	7,189
2031	10,027	—	—	—	10,027
2032	14,928	—	—	—	14,928
2045	—	—	—	59	59
No expiration	—	54,521	9	—	54,530
Totals	32,332	54,521	9	59	86,921

Summary of tax years subject to examination

Significant jurisdictions	Open years
Switzerland	2025
France	2022 – 2025
Japan	2025
Taiwan	2025
USA	2025